Restructuring, Impairment, and Plant Closing and Transition Costs (Tables)	3 Months Ended
Mar. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Accrued Restructuring Costs
As of March 31, 2022 and December 31, 2021, current and non-current accrued restructuring costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22
2022 charges for 2018 and prior initiatives	—	3	3
2022 charges for 2019 initiatives	2	—	2
2022 payments for 2018 and prior initiatives	—	(3)	(3)
2022 payments for 2019 initiatives	(1)	—	(1)
2022 payments for 2020 initiatives	(9)	—	(9)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued restructuring costs as of March 31, 2022	$13	$—	$13

(1)The total workforce reduction reserves of $13 million relate to the termination of 124 positions, of which no positions have been terminated but require future payment as of March 31, 2022.
(2)Accrued liabilities remaining at March 31, 2022 and December 31, 2021 by year of initiatives were as follows:

	March 31, 2022	December 31, 2021
2019 initiatives and prior	$8	$8
2020 initiatives	5	14
Total	$13	$22

Schedule of Accrued Liabilities by Year of Initiatives	Accrued liabilities remaining at March 31, 2022 and December 31, 2021 by year of initiatives were as follows:

	March 31, 2022	December 31, 2021
2019 initiatives and prior	$8	$8
2020 initiatives	5	14
Total	$13	$22

Schedule of Accrued Restructuring Costs by Segment and Initiative	Details with respect to our reserves for restructuring are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued restructuring costs as of December 31, 2021	$21	$1	$22
2022 charges for 2018 and prior initiatives	3	—	3
2022 charges for 2019 initiatives	—	2	2
2022 payments for 2018 and prior initiatives	(3)	—	(3)
2022 payments for 2019 initiatives	—	(1)	(1)
2022 payments for 2020 initiatives	(9)	—	(9)
Foreign currency effect on liability balance	—	(1)	(1)
Accrued restructuring costs as of March 31, 2022	$12	$1	$13
Current portion of restructuring reserves	$6	$1	$7
Long-term portion of restructuring reserves	$6	$—	$6

Schedule of Restructuring, Impairment and Plant Closing and Transition Costs	Details with respect to restructuring, impairment and plant closing and transition costs for the three months ended March 31, 2022 and 2021 are provided below:

	Three months ended March 31,
	2022	2021
Cash charges	$5	$14
Accelerated depreciation	2	—
Other plant closure costs	4	—
Total Restructuring, Impairment and Plant Closing and Transition Costs	$11	$14